Stockholders' Equity (Details Narrative) (10Q) - USD ($)											9 Months Ended	12 Months Ended
	Sep. 06, 2016	Aug. 26, 2016	May 16, 2016	May 02, 2016	Apr. 12, 2016	Apr. 01, 2016	Mar. 22, 2016	Jan. 22, 2016	Dec. 24, 2015	Jun. 17, 2015	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2015	Nov. 19, 2014
Number of common stock shares issued during the period												446,045	915,875
Shares issued price per share	$ 10.00										$ 10.00	$ 10.00	$ 5.00
Issuance of preferred stock											$ 3,071,000	$ 6,429,500	$ 1,000,000
Conversion of preferred shares to common shares, shares	135,751
Conversion of preferred shares to common shares	$ 1,357,515
Reverse stock split description		1-for-1,000				1-for-100 reverse stock split				1-for-100 reverse split
Excess shares issued		200,000,000									250,000,000
Common stock shares authorized		40,000,000									40,000,000	3,000,000,000	3,000,000,000
Common stock, par value											$ 0.001	$ 0.001	$ 0.001
Preferred stock shares authorized											50,000,000	50,000,000	50,000,000
Preferred stock, par value											$ 0.001	$ 0.001	$ 0.001
Common stock, shares issued											9,672,723	2,887,428	2,158,110
Common stock, shares outstanding											9,672,723	2,887,428	2,158,110
Preferred stock shares issued											3,071,000	1,160,000	2,400,000		1,861,000
Series H Convertible Preferred Stock [Member] | Maximum [Member]
Preferred stock dividend rate			10.00%
Series H Convertible Preferred Stock [Member] | Minimum [Member]
Preferred stock dividend rate			8.00%
Existing Stockholders [Member]
Number of common stock shares issued during the period								370				13,437
Shares issued price per share								$ 50.00
Number of common stock issued during the period								$ 18,500				$ 671,890
Stockholders [Member]
Reverse stock split description						100-for-1 forward stock split
Number of common stock shares repurchased during the period						1,793
Number of shares of stock converted into less than one shares purchase value						$ 130,769
Excess shares issued						3,000,000,000
Common stock shares authorized						200,000,000
MZ Group [Member]
Number of common stock shares issued during the period					2,000
Conversion of preferred shares to common shares, shares	5,000
98 Existing Stockholders [Member]
Number of common stock shares issued during the period				243,967
Shares issued price per share				$ 10.00
Number of common stock issued during the period				$ 2,439,673
Paid in consulting services				$ 87,000
Series G Convertible Preferred Stock [Member]
Preferred stock, par value												$ 0.001	$ 0.001
Preferred stock convertible into common stock												5,669,500	0	4,459,500
Preferred stock conversion ratio													0.08000
Series G Convertible Preferred Stock [Member] | Preferred StockHolders [Member]
Number of unconverted shares of preferred stock									160,000
Number of unconverted shares of preferred stock value									$ 160,000
Preferred stock convertible into common stock												84,000		93,872
Series H Preferred Stock [Member]
Issuance of preferred stock, shares											3,071,000	160,000
Issuance of preferred stock											$ 3,071	$ 160
Conversion of preferred shares to common shares, shares												(160,000)
Preferred stock dividend rate											8.00%	10.00%
Preferred stock, par value											$ 0.001
Preferred stock shares issued											3,071,000	0
Preferred stock liquidation per share value											$ 1
Preferred stock convertible into common stock											0.2
Preferred stock conversion ratio											0.13 votes for each share of preferred stock
Preferred stock redemption value per share											$ 1
Series H Preferred Stock [Member] | 12 Existing Stockholders [Member]
Issuance of preferred stock, shares							3,071,000
Preferred stock price per share							$ 1.00
Issuance of preferred stock							$ 3,071,000
Series A Preferred Stock [Member]
Issuance of preferred stock, shares													1,000,000
Issuance of preferred stock													$ 1,000
Conversion of preferred shares to common shares, shares											(1,000,000)
Preferred stock dividend rate												12.00%
Preferred stock shares issued												1,000,000
Series A Preferred Stock [Member] | Paul Mathieson [Member]
Conversion of preferred shares to common shares, shares											6,400,000
Series H Convertible Preferred Stock [Member]
Conversion of preferred shares to common shares, shares												(1)
Preferred stock, par value												$ 0.001	$ 0.001
Preferred stock shares issued												160,000
Preferred stock convertible into common stock												160,000	0
Preferred stock conversion ratio												0.05332
Series H Convertible Preferred Stock [Member] | Preferred StockHolders [Member]
Preferred stock convertible into common stock												8,531